Defined Benefit Liabilities (Assets) - Principal Actuarial Assumptions (Detail)	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	3.71%	5.09%
Expected rate of salary increase	2.00%	2.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	4.79%	5.71%
Expected rate of salary increase	5.27%	8.37%